Voya Index Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.0%
805	Vanguard S&P 500 ETF	$317,492	2 .0

	Total Exchange-Traded Funds
	(Cost $322,189)	317,492	2 .0

MUTUAL FUNDS: 98.0%
	Affiliated Investment Companies: 98.0%
107,697	Voya Emerging Markets Index Portfolio - Class P2	1,470,060	9 .1
299,484	Voya International Index Portfolio - Class P2	3,545,893	22 .0
81,205	Voya Russell Mid Cap Index Portfolio - Class P2	1,123,874	7 .0
54,770	Voya Russell Small Cap Index Portfolio - Class P2	961,769	6 .0
30,607	Voya U.S. Bond Index Portfolio - Class P2	330,858	2 .0
416,643	Voya U.S. Stock Index Portfolio - Class P2	8,349,526	51 .9

	Total Mutual Funds
	(Cost $15,908,750)	15,781,980	98 .0

	Total Investments in Securities (Cost $16,230,939)	$16,099,472	100 .0
	Liabilities in Excess of Other Assets	(5,417)	–
	Net Assets	$16,094,055	100 .0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$317,492	$–	$–	$317,492
Mutual Funds	15,781,980	–	–	15,781,980
Total Investments, at fair value	$16,099,472	$–	$–	$16,099,472

Voya Index Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 09/30/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$477,055	$1,649,510	$(508,964)	$(147,541)	$1,470,060	$12,009	$62,259	$-
Voya International Index Portfolio - Class P2	1,026,959	2,769,156	(235,403)	(14,819)	3,545,893	48,348	50,174	-
Voya Russell Mid Cap Index Portfolio - Class P2	224,341	969,166	(31,859)	(37,774)	1,123,874	7,276	8,109	64,047
Voya Russell Small Cap Index Portfolio - Class P2	277,598	993,628	(244,067)	(65,390)	961,769	4,748	74,354	-
Voya U.S. Bond Index Portfolio - Class P2	87,068	262,627	(11,803)	(7,034)	330,858	3,633	(332)	2,889
Voya U.S. Stock Index Portfolio - Class P2	2,340,728	7,218,616	(956,030)	(253,788)	8,349,526	-	203,629	574,642
	$4,433,749	$13,862,703	$(1,988,126)	$(526,346)	$15,781,980	$76,014	$398,193	$641,578

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $16,232,323.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$80,895
Gross Unrealized Depreciation	(213,746)
Net Unrealized Depreciation	$(132,851)